Note 6 - Prepaid Expenses and Deposits (Details Textual) $ in Thousands	Dec. 31, 2024 USD ($)	Jul. 27, 2024 USD ($) shares
Prepaid Expenses, Noncurrent [Member]
Debt Issuance Costs, Noncurrent, Net	$ 300
Shares Issued for Prepaid Services [Member]
Number of Strategic Investments		4
Arrangement, Shares to be Issued (in shares) | shares		433,360
Prepaid Expense		$ 2,925